Other commitments (Details) - EUR (€)	Jan. 31, 2023	Dec. 31, 2022
Other commitments
Amount of first installment of educational grant	€ 250,000
Amount of second installment of educational grant		€ 250,000
SMR Holding UG
Other commitments
Amount of educational grant		€ 500,000